Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about “compensation actually paid” (or “CAP”) for 2025 for this Proxy Statement’s NEOs, as well as for our NEOs for 2024, 2023, 2022 and 2021 (each, including 2025, a “Covered Year”), as defined by SEC rules, and certain of our financial performance results for the Covered Years. The CAP amounts disclosed in the table below may not necessarily reflect the final compensation that our NEOs actually received for their service in the Covered Years. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

PAY VERSUS PERFORMANCE

					Value of Initial $100 Investment Based On:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($M)	Adj. EBITDA (1) ($M)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	6,430,180	(96,642)	2,693,125	1,160,253	84.22	290.53	(614.4)	336.2
2024	6,704,733	11,853,643	2,772,665	4,428,945	96.07	267.34	67.4	361.5
2023	6,802,243	(1,164,913)	2,821,871	551,939	77.60	252.87	52.9	386.4
2022	15,272,338	14,196,826	3,722,299	3,112,615	90.87	256.27	114.1	380.3
2021	5,141,566	4,046,678	1,797,915	1,687,476	86.27	154.64	73.7	241.3

1.
Adjusted EBITDA is a non-GAAP financial measure. Please see page 85 for a reconciliation of Adjusted EBITDA to its most closely comparable financial measures calculated in accordance with GAAP. This non-GAAP financial measure is not a substitute for or superior to the comparable financial measures under GAAP.

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our principal executive officer (“PEO”), for the respective years shown. Michael J. Kasbar, was our PEO for each of the covered years shown in the table.

Column (c). CAP for our PEO in each of the Covered Years reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the PEO’s compensation for each Covered Year, please see the “Compensation Discussion and Analysis” section of this Proxy Statement and the Proxy Statements for the 2025, 2024, 2023 and 2022 annual meetings of shareholders.

PEO (Mr. Kasbar)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation as reported in Summary Compensation Table (SCT)	6,430,180	6,704,733	6,802,243	15,272,338	5,141,566

Less: Grant date fair value of equity awards granted during the Covered Year, as reported in SCT	(4,500,022)	(4,500,018)	(4,500,008)	(11,560,815)	(3,100,053)

Plus: Fair value of outstanding equity awards granted during the Covered Year—value at end of the Covered Year	3,894,869	4,767,127	3,067,214	11,996,540	2,152,321

+/-: Change in fair value from prior year-end to Covered Year-end of outstanding and unvested equity awards granted to Covered Year	(4,917,643)	4,635,052	(5,887,591)	(1,187,768)	(1,246,494)

Plus: Fair value at vesting of equity awards granted during Covered Year that vested during Covered Year	0	0	0	0	0

+/-: Change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year that vested during Covered Year	(1,004,026)	246,749	(646,771)	(323,469)	1,099,338

Less: Fair value as of prior year-end of equity awards granted prior to Covered Year that were forfeited during Covered Year	0	0	0	0	0

Compensation Actually Paid ($)	(96,642)	11,853,643	(1,164,913)	14,196,826	4,046,678

Equity Valuations: For PRSUs, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date.

Column (d). The following non-PEO NEOs are included in the average figures shown for each of 2022 and 2021: Ira M. Birns, John P. Rau, Jeffrey P. Smith and Michael J. Crosby. For 2023 & 2024, only Ira M. Birns and John P. Rau are included. For 2025, Ira M. Birns, John P. Rau and Mike Tejada are included.

Column (e). Average CAP for our non-PEO NEOs in each Covered Year reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-PEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this Proxy Statement and the Proxy Statements for the 2025, 2024, 2023 and 2022 annual meetings of shareholders.

	See Column (d) note above

Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation as reported in Summary Compensation Table (SCT)	2,693,125	2,772,665	2,821,871	3,722,299	1,797,915

Less: Grant date fair value of equity awards granted during the Covered Year, as reported in SCT	(1,675,030)	(1,550,023)	(1,550,020)	(2,466,782)	(685,051)

Plus: Fair value of outstanding equity awards granted during the Covered Year—value at end of the Covered Year	1,457,941	1,642,028	1,056,497	2,239,264	459,667

+/-: Change in fair value from prior year-end to Covered Year-end of outstanding and unvested equity awards granted to Covered Year	(1,112,842)	1,512,525	(1,693,374)	(250,606)	(120,417)

Plus: Fair value at vesting of equity awards granted during Covered Year that vested during Covered Year	0	0	0	0	0

+/-: Change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year that vested during Covered Year	(202,941)	51,750	(83,034)	(11,460)	235,362

Less: Fair value as of prior year-end of equity awards granted prior to Covered Year that were forfeited during Covered Year	0	0	0	(120,100)	0

Compensation Actually Paid ($)	1,160,253	4,428,945	551,939	3,112,615	1,687,476

Equity Valuations: For PRSU awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date.

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of World Kinect for the measurement periods ending on December 31 of each Covered Year, respectively. TSR for the Company and the peer group in column (g) was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on December 31, 2020 and in accordance with Items 201(e) and 402(v) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Energy Index for the measurement periods ending on December 31 of each Covered Year, respectively.

Column (h). Reflects “Net income attributable to World Kinect” in our Consolidated Statements of Income and Comprehensive Income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Column (i). Company-selected measure is Adjusted EBITDA, which is described below.

Relationship between Pay and Performance

The graphs below reflect the relationship of CAP to our PEO and other Non-PEO NEOs (on average) in the Covered Years as compared to World Kinect’s TSR, net income and Adjusted EBITDA for the Covered Years. The first graph below also reflects the relationship of World Kinect’s TSR to the peer group TSR for the Covered Years.

CAP, as required under the SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the tables above, including based on year-end stock prices, various accounting valuation assumptions and projected performance modifiers, but it does not necessarily reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. In 2023 and 2025, CAP for our PEO is a negative number, reflecting the impact of the change in our stock price between fiscal years because of the significant portion of our executives’ compensation tied to equity with fair values based in part on stock price. For a discussion of how our Compensation Committee assessed our performance and our NEOs pay each year, see “Compensation Discussion and Analysis” in this Proxy Statement and in the Proxy Statements for the 2025, 2024, 2023 and 2022 annual meetings of shareholders.

COMPENSATION ACTUALLY PAID VS. TOTAL SHAREHOLDER RETURN

COMPENSATION ACTUALLY PAID VS. NET INCOME & ADJUSTED EBITDA(1)

1.
Adjusted EBITDA is a non-GAAP financial measure. Please see page 85 for a reconciliation of Adjusted EBITDA to its most closely comparable financial measures calculated in accordance with GAAP. This non-GAAP financial measure is not a substitute for or superior to the comparable financial measures under GAAP.

Listed below are the financial measures which in our assessment represent the most important financial performance measures we used in 2025 to link CAP to our NEOs to the Company’s performance.

Financial Performance Measures	Explanation

Adjusted EPS

Adjusted diluted earnings per common share is a non-GAAP financial measure computed by dividing adjusted net income attributable to World Kinect and available to common shareholders by the sum of the weighted average number of shares of common stock, stock units, restricted stock entitled to dividends not subject to forfeiture and vested restricted stock units outstanding during the period and the number of additional shares of common stock that would have been outstanding if our outstanding potentially dilutive securities had been issued.

Adjusted ROIC

Adjusted return on invested capital is a non-GAAP financial measure defined as adjusted operating income (less minority interest) after tax, divided by average invested capital, which includes total debt plus equity less excess cash.

Adjusted EBITDA

Adjusted earnings before interest, taxes, depreciation and amortization is defined as net income including noncontrolling interest and excluding the impact of interest, income taxes, and depreciation and amortization, in addition to acquisition and divestiture related expenses, costs associated with restructuring activities (including all costs associated with exit activities), impairments, gains or losses on sale of businesses, integration costs, non-operating legal settlements, and costs associated with the Finnish bid error.

Company Selected Measure Name	djusted EBITDA
Named Executive Officers, Footnote

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our principal executive officer (“PEO”), for the respective years shown. Michael J. Kasbar, was our PEO for each of the covered years shown in the table.

Column (d). The following non-PEO NEOs are included in the average figures shown for each of 2022 and 2021: Ira M. Birns, John P. Rau, Jeffrey P. Smith and Michael J. Crosby. For 2023 & 2024, only Ira M. Birns and John P. Rau are included. For 2025, Ira M. Birns, John P. Rau and Mike Tejada are included.

Peer Group Issuers, Footnote

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of World Kinect for the measurement periods ending on December 31 of each Covered Year, respectively. TSR for the Company and the peer group in column (g) was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on December 31, 2020 and in accordance with Items 201(e) and 402(v) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Energy Index for the measurement periods ending on December 31 of each Covered Year, respectively.

PEO Total Compensation Amount	$ 6,430,180	$ 6,704,733	$ 6,802,243	$ 15,272,338	$ 5,141,566
PEO Actually Paid Compensation Amount	$ (96,642)	11,853,643	(1,164,913)	14,196,826	4,046,678
Adjustment To PEO Compensation, Footnote

Column (c). CAP for our PEO in each of the Covered Years reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the PEO’s compensation for each Covered Year, please see the “Compensation Discussion and Analysis” section of this Proxy Statement and the Proxy Statements for the 2025, 2024, 2023 and 2022 annual meetings of shareholders.

PEO (Mr. Kasbar)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation as reported in Summary Compensation Table (SCT)	6,430,180	6,704,733	6,802,243	15,272,338	5,141,566

Less: Grant date fair value of equity awards granted during the Covered Year, as reported in SCT	(4,500,022)	(4,500,018)	(4,500,008)	(11,560,815)	(3,100,053)

Plus: Fair value of outstanding equity awards granted during the Covered Year—value at end of the Covered Year	3,894,869	4,767,127	3,067,214	11,996,540	2,152,321

+/-: Change in fair value from prior year-end to Covered Year-end of outstanding and unvested equity awards granted to Covered Year	(4,917,643)	4,635,052	(5,887,591)	(1,187,768)	(1,246,494)

Plus: Fair value at vesting of equity awards granted during Covered Year that vested during Covered Year	0	0	0	0	0

+/-: Change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year that vested during Covered Year	(1,004,026)	246,749	(646,771)	(323,469)	1,099,338

Less: Fair value as of prior year-end of equity awards granted prior to Covered Year that were forfeited during Covered Year	0	0	0	0	0

Compensation Actually Paid ($)	(96,642)	11,853,643	(1,164,913)	14,196,826	4,046,678

Equity Valuations: For PRSUs, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date.

Non-PEO NEO Average Total Compensation Amount	$ 2,693,125	2,772,665	2,821,871	3,722,299	1,797,915
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,160,253	4,428,945	551,939	3,112,615	1,687,476
Adjustment to Non-PEO NEO Compensation Footnote

Column (e). Average CAP for our non-PEO NEOs in each Covered Year reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-PEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this Proxy Statement and the Proxy Statements for the 2025, 2024, 2023 and 2022 annual meetings of shareholders.

	See Column (d) note above

Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation as reported in Summary Compensation Table (SCT)	2,693,125	2,772,665	2,821,871	3,722,299	1,797,915

Less: Grant date fair value of equity awards granted during the Covered Year, as reported in SCT	(1,675,030)	(1,550,023)	(1,550,020)	(2,466,782)	(685,051)

Plus: Fair value of outstanding equity awards granted during the Covered Year—value at end of the Covered Year	1,457,941	1,642,028	1,056,497	2,239,264	459,667

+/-: Change in fair value from prior year-end to Covered Year-end of outstanding and unvested equity awards granted to Covered Year	(1,112,842)	1,512,525	(1,693,374)	(250,606)	(120,417)

Plus: Fair value at vesting of equity awards granted during Covered Year that vested during Covered Year	0	0	0	0	0

+/-: Change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year that vested during Covered Year	(202,941)	51,750	(83,034)	(11,460)	235,362

Less: Fair value as of prior year-end of equity awards granted prior to Covered Year that were forfeited during Covered Year	0	0	0	(120,100)	0

Compensation Actually Paid ($)	1,160,253	4,428,945	551,939	3,112,615	1,687,476

Equity Valuations: For PRSU awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date.

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET INCOME & ADJUSTED EBITDA(1)
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. NET INCOME & ADJUSTED EBITDA(1)
Tabular List, Table

Listed below are the financial measures which in our assessment represent the most important financial performance measures we used in 2025 to link CAP to our NEOs to the Company’s performance.

Financial Performance Measures	Explanation

Adjusted EPS

Adjusted diluted earnings per common share is a non-GAAP financial measure computed by dividing adjusted net income attributable to World Kinect and available to common shareholders by the sum of the weighted average number of shares of common stock, stock units, restricted stock entitled to dividends not subject to forfeiture and vested restricted stock units outstanding during the period and the number of additional shares of common stock that would have been outstanding if our outstanding potentially dilutive securities had been issued.

Adjusted ROIC

Adjusted return on invested capital is a non-GAAP financial measure defined as adjusted operating income (less minority interest) after tax, divided by average invested capital, which includes total debt plus equity less excess cash.

Adjusted EBITDA

Adjusted earnings before interest, taxes, depreciation and amortization is defined as net income including noncontrolling interest and excluding the impact of interest, income taxes, and depreciation and amortization, in addition to acquisition and divestiture related expenses, costs associated with restructuring activities (including all costs associated with exit activities), impairments, gains or losses on sale of businesses, integration costs, non-operating legal settlements, and costs associated with the Finnish bid error.

Total Shareholder Return Amount	$ 84.22	96.07	77.6	90.87	86.27
Peer Group Total Shareholder Return Amount	290.53	267.34	252.87	256.27	154.64
Net Income (Loss)	$ (614,400,000)	$ 67,400,000	$ 52,900,000	$ 114,100,000	$ 73,700,000
Company Selected Measure Amount	336,200,000	361,500,000	386,400,000	380,300,000	241,300,000
PEO Name	Michael J. Kasbar	Michael J. Kasbar	Michael J. Kasbar	Michael J. Kasbar	Michael J. Kasbar
Additional 402(v) Disclosure

Column (h). Reflects “Net income attributable to World Kinect” in our Consolidated Statements of Income and Comprehensive Income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Column (i). Company-selected measure is Adjusted EBITDA, which is described below.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,500,022)	$ (4,500,018)	$ (4,500,008)	$ (11,560,815)	$ (3,100,053)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,894,869	4,767,127	3,067,214	11,996,540	2,152,321
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,917,643)	4,635,052	(5,887,591)	(1,187,768)	(1,246,494)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,004,026)	246,749	(646,771)	(323,469)	1,099,338
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,675,030)	(1,550,023)	(1,550,020)	(2,466,782)	(685,051)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,457,941	1,642,028	1,056,497	2,239,264	459,667
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,112,842)	1,512,525	(1,693,374)	(250,606)	(120,417)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(202,941)	51,750	(83,034)	(11,460)	235,362
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (120,100)	$ 0